Leases - Schedule of future minimum lease receivables for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Vessels
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 526,428	$ 644,234
Vessels | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	100,524	123,319
Vessels | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	240,463	303,561
Vessels | More than five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	185,441	217,354
Office lease
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	7,219	9,559
Office lease | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	2,350	2,328
Office lease | Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,895	2,359
Office lease | Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,689	1,898
Office lease | Between three and four years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	1,689
Office lease | Between four and five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 0	$ 1,285